Equity-Based Compensation - Summary of Unvested Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average exercise price, Issued	$ 50,680	$ 46,520	$ 108,680
2020 Plan Early Exercise
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beginning Balance	3	1
Issued	0	6
Vested	(2)	(3)
Repurchased	0	(1)
Ending Balance	1	3	1
Weighted average exercise price, Options unvested, Beginning Balance	$ 0	$ 0
Weighted average exercise price, Issued	0	4,160
Weighted average exercise price, Vested	0	0
Weighted average exercise price, Repurchased	$ 0	$ 0
Beginning Balance, Repurchase liability	$ 8	$ 306
Repurchase liability, Issued	0	0
Repurchase liability, Vested	0	0
Repurchase liability, Repurchased	0	0
Ending Balance, Repurchase liability	$ 3	$ 8	$ 306